Significant mergers and acquisitions and investments - Alibaba pictures (Details) ¥ in Millions, $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2019 CNY (¥)	Mar. 31, 2019 HKD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2021 USD ($)	Feb. 28, 2019
Acquisition
Cash consideration			¥ 27,014	¥ 16,022	¥ 48,206
The allocation of the purchase price at the date of acquisition
Goodwill	¥ 264,935		292,771	276,782	264,935	$ 44,686
Total purchase price is comprised of:
- cash consideration			¥ 27,014	¥ 16,022	¥ 48,206
User base and customer relationships | Maximum
Total purchase price is comprised of:
Estimated amortization periods			16 years
Non-compete agreements | Maximum
Total purchase price is comprised of:
Estimated amortization periods			10 years
Developed technology and patents | Maximum
Total purchase price is comprised of:
Estimated amortization periods			7 years
Trade names, trademarks and domain names | Maximum
Total purchase price is comprised of:
Estimated amortization periods			20 years
Alibaba Pictures
Acquisition
Equity interest (as a percent)							49.00%
Cash consideration	¥ 1,069	$ 1,250
Equity interest in consolidated subsidiary (as a percent)	51.00%				51.00%
The allocation of the purchase price at the date of acquisition
Net assets acquired	¥ 11,766				¥ 11,766
Goodwill	18,750				18,750
Deferred tax liabilities	(969)				(969)
Noncontrolling interests	(16,899)				(16,899)
Total	17,298				17,298
Total purchase price is comprised of:
- cash consideration	1,069	$ 1,250
- fair value of previously held equity interests	16,229
Total	17,298
Cash, cash equivalents and short-term investments	4,444				4,444
Equity securities and other investments	¥ 5,065				5,065
Weighted average amortization period	11 years 4 months 24 days	11 years 4 months 24 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition					5,825
Alibaba Pictures | Maximum
Total purchase price is comprised of:
Estimated amortization periods	15 years	15 years
Alibaba Pictures | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	¥ 2,979				2,979
Alibaba Pictures | License
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	934				934
Alibaba Pictures | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	516				516
Alibaba Pictures | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	¥ 221				¥ 221